UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at four shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Brevan Howard Fund, LP.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: Consent.

(e)	A brief description of the matter voted on: Change in liquidity terms and revised limited partnership agreement.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the change in liquidity terms and the revision of the limited partnership agreement.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Parmenides Fund LP.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: Consent.

(e)	A brief description of the matter voted on: Allow the issuer to invest in Aqueous Fund, a fund trading highly liquid MBS managed by the issuer’s investment advisor or one of its affiliates, used to invest unencumbered cash.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the proposal to invest in Aqueous Fund.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: DE Shaw Composite Fund LLC.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: Consent.

(e)	A brief description of the matter voted on: Amendments to fund documents: change in liquidity terms and ability to side pocket up to 15%.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant voted for the amendments to change liquidity and ability to side pocket up to 15%.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: New Ellington Credit Partners, LP.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: Consent.

(e)	A brief description of the matter voted on: To remove the following limit as stated in its offering documents: “The Fund may not invest more than 40% of its total gross assets in subordinate securities that do not have a rating of BB- or better by any of Moody’s, Fitch or Standard & Poor’s and have a tranche senior to them that does not have a rating better than BB by any of Moody’s, Fitch or Standard & Poor’s.”

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. Yes.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): The registrant cast its vote for the amendment in the offering documents.

(i)	Whether the registrant cast its vote for or against management: The registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
	Name:	Ronald E. Robison
	Title:	President & Principal Executive Officer

Date: August 23, 2006